Portfolio of Investments

September 30, 2025 (unaudited)

Baillie Gifford EAFE Plus All Cap Fund

	Shares	Value
COMMON STOCKS — 98.2%

AUSTRALIA — 1.2%
BHP Group Ltd.	110,025	$3,073,573

BELGIUM — 1.6%
Anheuser-Busch InBev SA/NV	70,153	4,193,514

BRAZIL — 2.8%
B3 SA — Brasil Bolsa Balcao	803,300	2,014,947
MercadoLibre, Inc. *	1,638	3,827,908
Raia Drogasil SA	372,536	1,285,126
		7,127,981
CHINA — 5.5%
Contemporary Amperex Technology Co., Ltd., Class A	43,004	2,435,586
Midea Group Co., Ltd., Class A	134,400	1,372,521
Prosus NV *	67,740	4,790,238
Tencent Holdings Ltd.	63,100	5,376,726
		13,975,071
DENMARK — 1.0%
DSV A/S	13,210	2,638,971

FRANCE — 6.6%
Air Liquide SA	13,782	2,871,571
BioMerieux	13,503	1,812,352
LVMH Moet Hennessy Louis Vuitton SE	8,031	4,942,127
Remy Cointreau SA	22,160	1,201,683
SOITEC *	15,899	729,831
TotalEnergies SE	88,583	5,395,470
		16,953,034
GERMANY — 1.4%
Nemetschek SE	26,349	3,438,585

HONG KONG — 5.4%
AIA Group Ltd.	644,400	6,175,907
Hong Kong Exchanges & Clearing Ltd.	62,500	3,548,160
Techtronic Industries Co., Ltd.	313,500	4,007,541
		13,731,608
INDIA — 1.1%
HDFC Bank Ltd.	263,507	2,823,927

ITALY — 1.6%
Ryanair Holdings PLC ADR	68,995	4,154,879

JAPAN — 13.3%
Chugai Pharmaceutical Co., Ltd.	72,100	3,196,518
Cosmos Pharmaceutical Corp.	52,900	3,091,131
Keyence Corp.	8,300	3,092,256
Nippon Paint Holdings Co., Ltd.	439,000	2,995,019
Olympus Corp.	196,700	2,486,882
Recruit Holdings Co., Ltd.	59,600	3,204,327
Shimano, Inc.	22,600	2,525,743
Shiseido Co., Ltd.	125,900	2,149,159
SMC Corp.	8,000	2,472,738
Sysmex Corp.	245,900	3,039,906
Tokyo Electron Ltd.	17,800	3,155,352

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2025.

Portfolio of Investments

September 30, 2025 (unaudited)

Baillie Gifford EAFE Plus All Cap Fund

	Shares	Value
Unicharm Corp.	417,600	$2,709,169
		34,118,200
MEXICO — 1.4%
Fomento Economico Mexicano SAB de CV ADR	16,481	1,625,521
Wal-Mart de Mexico SAB de CV	619,696	1,914,566
		3,540,087
NETHERLANDS — 7.5%
Adyen NV *	2,628	4,228,659
ASML Holding NV	9,202	8,973,671
EXOR NV	49,294	4,824,686
IMCD NV	11,689	1,211,535
		19,238,551
PORTUGAL — 2.0%
Jeronimo Martins SGPS SA	211,696	5,153,784

SINGAPORE — 3.4%
United Overseas Bank Ltd.	326,373	8,764,895

SOUTH KOREA — 1.3%
Samsung Electronics Co., Ltd.	54,864	3,289,115

SPAIN — 0.9%
CaixaBank SA	215,454	2,275,607

SWEDEN — 10.4%
Assa Abloy AB, B Shares	144,619	5,033,882
Atlas Copco AB, A Shares	348,242	5,905,482
Epiroc AB, B Shares	163,029	3,084,259
Investor AB, B Shares	225,685	7,064,919
Skandinaviska Enskilda Banken AB, A Shares	284,512	5,578,584
		26,667,126
SWITZERLAND — 6.9%
Cie Financiere Richemont SA	16,704	3,206,607
Lonza Group AG	6,399	4,278,617
Partners Group Holding AG	2,386	3,121,868
Sika AG	10,069	2,261,082
UBS Group AG	114,527	4,708,612
		17,576,786
TAIWAN — 3.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	185,000	8,035,998

UNITED KINGDOM — 14.2%
Ashtead Group PLC	10,715	718,563
Auto Trader Group PLC	379,815	4,034,884
Bunzl PLC	118,601	3,748,647
Games Workshop Group PLC	13,486	2,643,081
Greggs PLC	67,012	1,450,384
Intertek Group PLC	44,949	2,861,181
Rightmove PLC	396,930	3,790,622
Softcat PLC	117,959	2,509,203
Spirax Group PLC	33,912	3,122,750
Trainline PLC *	353,643	1,323,373
Unilever PLC	94,273	5,572,350
Weir Group PLC (The)	80,451	2,967,622

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2025.

Portfolio of Investments

September 30, 2025 (unaudited)

Baillie Gifford EAFE Plus All Cap Fund

	Shares	Value
Wise PLC, Class A *	120,933	$1,685,844
		36,428,504
UNITED STATES — 5.6%
Experian PLC	87,506	4,395,179
Roche Holding AG	18,379	6,119,905
Spotify Technology SA *	5,483	3,827,134
		14,342,218
TOTAL INVESTMENTS — 98.2%
(cost $182,978,601)		$251,542,014
Other assets less liabilities — 1.8%		4,656,393
NET ASSETS — 100.0%		$256,198,407

*	Non-income producing security.
ADR	—	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$21,359,250	$230,182,764	$—	$251,542,014
Total	$21,359,250	$230,182,764	$—	$251,542,014

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2025.